Note 21 - Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
2020	$ 850
2021	640
2022	180
2023	23
Thereafter
Total lease payments	1,693
Less imputed interest	(149)
Total operating lease liabilities at December 31, 2019	$ 1,544